Stockholder's Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholder's Deficit

NOTE 6 – STOCKHOLDERS’ DEFICIT

Authorized shares – Holdings

On March 23, 2006, Holdings was authorized to issue 10,000 shares of common stock with a par value of $0.001 per share. On May 5, 2006, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 219,582,802 of which 127,000,000 were designated as common stock and the remaining 92,582,802 was designated as preferred stock. The 92,582,802 of preferred stock was allocated 14,440,920 to Series A, 11,113,544 Series B, 42,028,338 to Series C with 25,000,000 undesignated. Par value for all classes of stock was $0.001.

On January 30, 2007, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 245,673,568 of which 150,000,000 were designated as common stock and the remaining 95,673,568 was designated as preferred stock. The 95,673,568 of preferred stock was allocated 40,118,013 to Series A and 55,555,555 to Series B. As part of this amendment all outstanding shares of Series A, B, and C preferred stock on the date of amendment were converted into shares of Series A preferred stock. Par value for all classes of stock was $0.001.

Dividends - Holdings

Subject to the rights of any series of Preferred Stock that may from time to time come into existence, the holders of Series A and Series B preferred stock were entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends at the rate of 8.5% of the original Series A Series and B issue prices, per annum, on each outstanding share of Series A and Series B preferred stock on a pari passu basis, payable in preference and priority to any payment of any dividend on common stock of the Company for such year. The right to such dividends on Preferred Stock were not cumulative, and no rights were to be accrued to the holders of Preferred Stock by reason of the fact that the Company may have failed to declare or pay dividends on Preferred Stock in any previous fiscal year of the Company, whether or not earnings of the Company where sufficient to pay such dividends. No dividend was to be paid on common stock in any year, other than dividends payable solely in common stock, until all dividends for such year had been declared and paid on preferred stock. No dividends were accrued or paid during the three and nine-months ended September 30, 2016 or year ended December 31, 2015.

Liquidation preference - Holdings

The holders of Series A and Series B preferred stock were entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock by reason of their ownership of such stock, the amount of $0.33, the original Series A issue price, and $0.45, the original Series B issue price, (in each case adjusted for any stock dividends, combinations or splits with respect to such shares) for each share of Series A and Series B preferred stock, respectively, then held by them, and, in addition, an amount equal to all declared but unpaid dividends on Series A and Series B preferred stock, respectively, held by them.

If the assets and funds thus distributed among the holders of Series A and Series B preferred stock were insufficient to permit the payment to such holders of full aforesaid preferential amounts, then, subject to the rights of series of preferred stock that may from time to time come into existence, the entire assets and funds of the Company legally available for distribution were to be distributed ratably among the holders of Series A and Series B preferred stock in the respective proportions which the aggregate preferential amount of all shares of Series A and Series B preferred stock then held by each such holder bears to the aggregate preferential amount of all shares of Series A and Series B preferred stock outstanding as of the date of the distribution upon the occurrence of such liquidation event.

After payment had been made to the holders of preferred stock of the full amounts to which they were to be entitled as aforesaid, the holders of Series A preferred stock, Series B preferred stock and common stock were to participate on a pro rata basis based on the number of Common Stock equivalent shares held by a holder in the distribution of all remaining assets of the Company legally available for distribution, with the outstanding shares of Series A and Series B preferred stock treated as though they had been converted into the appropriate number of shares of Common Stock.

Conversion rights – Holdings

Each share of Series A and Series B preferred stock were to be convertible, at the option of the holder thereof, at any time after the date of issuance of such share at the office of the Company or any transfer agent for such series of Series A or Series B preferred stock into such number of fully paid and non-assessable shares of common stock as is determined by dividing $0.33 in the case of Series A preferred stock and $0.45 in the case of Series B preferred stock, by the applicable Conversion Price, in effect on the date the certificate is surrendered for conversion. The price at which shares of Common Stock were to be deliverable upon conversion of Series A or Series B preferred stock were initially at $0.33 per share with respect to shares of Series A preferred stock and $0.45 per share with respect to shares of Series B preferred stock.

Voting rights – Holdings

The holder of each share of common stock issued and outstanding were to have one vote and the holder of each share of preferred stock were to be entitled to the number of votes equal to the number of shares of common stock into which such share of preferred stock would be converted.

Reverse acquisition accounting

On February 7, 2014, Koffee Sub and Pharma completed a reverse acquisition transaction (the "Acquisition"). Concurrent with this transaction: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under U.S. GAAP guidance ASC 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

Preferred and common stock – post reverse acquisition

After completion of the reverse merger on February 7, 2014, the Company Amended and Restated its Articles of Incorporation. Under these amendments, the Company is authorized to issue a total of four-hundred million shares of common stock and fifty million shares of preferred stock. Each common stock holder is entitled to one vote. Common stock holders have no conversion rights or liquidation preferences. None of the preferred stock was issued or outstanding at September 30, 2016 and December 31, 2015. Under the terms of the Company’s Amended and Restated Articles of Incorporation, the Board of Directors are authorized to determine or alter the rights, preferences, privileges, and restrictions of the Company’s authorized but unissued shares of preferred stock.

Holdings Merger

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of the Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of Common Stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received 31,597,574 shares and 1,402,426 warrants to purchase shares of common stock, which in aggregate was 33,000,000 shares. The Company’s 33,000,000 restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

Self-directed stock issuance

During the year ended December 31, 2015, the Company sold securities in a self-directed offering in the aggregate amount of $1,806,222 at $0.30 per unit, which included the conversion of the $30,000 note payable and $222 in accrued interest. Each unit consisted of one share of restricted common stock (6,020,725 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. Warrants issued to date in this offering totaled 16,557,004. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.

During the three and nine-months ended September 30, 2016, the Company sold securities in a self-directed offering in the aggregate amount of $237,000 and $800,000, respectively, at $0.08 per unit. Each unit consisted of 1 share of restricted common stock (10,000,000 shares), a five-year warrant to purchase 1 share of restricted common stock (10,000,000 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (10,000,000 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (10,000,000 warrant shares) at $0.16 per share.

Equity purchase agreement

On July 13, 2016, the Company entered into an equity purchase agreement (the “EPA”) and a registration rights agreement with an investor. Pursuant to the terms of the EPA, the Company has the right, but not the obligation, to sell shares of its common stock to the investor on the terms specified in the EPA. On the date of the EPA, the Company issued 1,500,000 shares to the investor. The total fair value of this stock on the date of grant was $106,500. These shares were fully vested upon issuance.

Note conversion

On January 28, 2015, the Company received a short-term loan of $30,000. The loan accrued interest at the rate of 3% per annum. Principal and interest were due on April 28, 2015. Interest accrued and expensed on this short-term loan was $222 for the year ended December 31, 2015.

This note and accrued interest were converted on April 28, 2015, into securities of the Company at $0.30 per unit. Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchaser of such units as described in the Subscription Agreement.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Authorized shares - Holdings

On March 23, 2006, Holdings was authorized to issue 10,000 shares of common stock with a par value of $0.001 per share. On May 5, 2006, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 219,582,802 of which 127,000,000 were designated as common stock and the remaining 92,582,802 was designated as preferred stock. The 92,582,802 of preferred stock was allocated 14,440,920 to Series A, 11,113,544 Series B, 42,028,338 to Series C with 25,000,000 undesignated. Par value for all classes of stock was $0.001.

On January 30, 2007, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 245,673,568 of which 150,000,000 were designated as common stock and the remaining 95,673,568 was designated as preferred stock. The 95,673,568 of preferred stock was allocated 40,118,013 to Series A and 55,555,555 to Series B. As part of this amendment all outstanding shares of Series A, B, and C preferred stock on the date of amendment were converted into shares of Series A preferred stock. Par value for all classes of stock was $0.001.

Dividends - Holdings

Subject to the rights of any series of Preferred Stock that may from time to time come into existence, the holders of Series A and Series B preferred stock were entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends at the rate of 8.5% of the original Series A Series and B issue prices, per annum, on each outstanding share of Series A and Series B preferred stock on a pari passu basis, payable in preference and priority to any payment of any dividend on common stock of the Company for such year. The right to such dividends on Preferred Stock were not cumulative, and no rights were to be accrued to the holders of Preferred Stock by reason of the fact that the Company may have failed to declare or pay dividends on Preferred Stock in any previous fiscal year of the Company, whether or not earnings of the Company where sufficient to pay such dividends. No dividend was to be paid on common stock in any year, other than dividends payable solely in common stock, until all dividends for such year had been declared and paid on preferred stock. No dividends were accrued or paid during 2015 and 2014.

Liquidation preference - Holdings

The holders of Series A and Series B preferred stock were entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock by reason of their ownership of such stock, the amount of $0.33, the original Series A issue price, and $0.45, the original Series B issue price, (in each case adjusted for any stock dividends, combinations or splits with respect to such shares) for each share of Series A and Series B preferred stock, respectively, then held by them, and, in addition, an amount equal to all declared but unpaid dividends on Series A and Series B preferred stock, respectively, held by them.

If the assets and funds thus distributed among the holders of Series A and Series B preferred stock were insufficient to permit the payment to such holders of full aforesaid preferential amounts, then, subject to the rights of series of preferred stock that may from time to time come into existence, the entire assets and funds of the Company legally available for distribution were to be distributed ratably among the holders of Series A and Series B preferred stock in the respective proportions which the aggregate preferential amount of all shares of Series A and Series B preferred stock then held by each such holder bears to the aggregate preferential amount of all shares of Series A and Series B preferred stock outstanding as of the date of the distribution upon the occurrence of such liquidation event.

After payment had been made to the holders of preferred stock of the full amounts to which they were to be entitled as aforesaid, the holders of Series A preferred stock, Series B preferred stock and common stock were to participate on a pro rata basis based on the number of Common Stock equivalent shares held by a holder in the distribution of all remaining assets of the Company legally available for distribution, with the outstanding shares of Series A and Series B preferred stock treated as though they had been converted into the appropriate number of shares of Common Stock.

Conversion rights - Holdings

Each share of Series A and Series B preferred stock were to be convertible, at the option of the holder thereof, at any time after the date of issuance of such share at the office of the Company or any transfer agent for such series of Series A or Series B preferred stock into such number of fully paid and non-assessable shares of common stock as is determined by dividing $0.33 in the case of Series A preferred stock and $0.45 in the case of Series B preferred stock, by the applicable Conversion Price, in effect on the date the certificate is surrendered for conversion. The price at which shares of Common Stock were to be deliverable upon conversion of Series A or Series B preferred stock were initially at $0.33 per share with respect to shares of Series A preferred stock and $0.45 per share with respect to shares of Series B preferred stock.

Voting rights - Holdings

The holder of each share of common stock issued and outstanding were to have one vote and the holder of each share of preferred stock were to be entitled to the number of votes equal to the number of shares of common stock into which such share of preferred stock would be converted.

Reverse acquisition accounting

On February 7, 2014, Koffee Sub and Pharma completed a reverse acquisition transaction (the “Acquisition”). Concurrent with this transaction: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under U.S. GAAP guidance ASC 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

Common stock – post reverse acquisition

After completion of the reverse merger on February 7, 2014, the Company Amended and Restated its Articles of Incorporation. Under these amendments, the Company is authorized to issue a total of four-hundred million shares of common stock and fifty million shares of preferred stock. Each common stock holder is entitled to one vote. Common stock holders have no conversion rights or liquidation preferences. None of the preferred stock was issued or outstanding at December 31, 2015. Under the terms of the Company’s Amended and Restated Articles of Incorporation, the Board of Directors are authorized to determine or alter the rights, preferences, privileges, and restrictions of the Company’s authorized but unissued shares of preferred stock.

Holdings Merger

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of the Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of Common Stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received 31,597,574 shares and 1,402,426 warrants to purchase shares of common stock, which in aggregate was 33,000,000 shares. The Company’s 33,000,000 restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

Self-directed stock issuance

During the year ended December 31, 2015, the Company sold securities in a self-directed offering in the aggregate amount of $1,806,222 at $0.30 per unit, which included the conversion of the $30,000 note payable and $222 in accrued interest. Each unit consisted of one share of restricted common stock (6,020,725 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. Warrants issued to date in this offering totaled 16,557,004. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.